Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2022
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Abandonment costs update	(1,730,016)	—	—	(1,730,016)
Additions	93,704	153,786	468,341	715,831
Uses	(607,769)	(41,773)	(354,625)	(1,004,167)
Financial costs	333,688	10,293	17,322	361,303
Foreign currency translation	186,215	81,894	42,085	310,194
Reversal of provision for sale of assets (1)	(188,540)	—	—	(188,540)
Transfers	28,427	(9,915)	41,170	59,682
Balance as of December 31, 2022	10,006,028	898,251	1,852,215	12,756,494
Current	946,675	94,375	492,086	1,533,136
Non-current	9,059,353	803,876	1,360,129	11,223,358
	10,006,028	898,251	1,852,215	12,756,494
(1)

Corresponding to the abandonment provision associated with the assets related to the participation of Ecopetrol S.A. in Asociación Casanare, Estero, Garcero, Orocué and Corocora (CEGOC), which were sold to Perenco Oil and Gas Colombia. This trade closed on August 26, 2022.

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Abandonment costs update	500,868	—	—	500,868
Effect of business combination (Note 12)	—	329,123	618,760	947,883
Additions	242,435	261,785	210,619	714,839
Uses	(548,133)	(13,453)	(334,922)	(896,508)
Financial costs	292,329	3,925	7,272	303,526
Foreign currency translation	152,212	4,466	34,774	191,452
Transfers	11,283	(19)	31,153	42,417
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Current	1,041,674	59,843	488,601	1,590,118
Non-current	10,848,645	644,123	1,149,321	12,642,089
	11,890,319	703,966	1,637,922	14,232,207

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2019	8,835,420	137,429	945,439	9,918,288
Increase in abandonment costs	2,307,453	—	—	2,307,453
Additions	143,320	32,108	237,181	412,609
Uses	(291,793)	(31,709)	(106,448)	(429,950)
Financial costs	258,464	—	—	258,464
Effect of control loss in subsidiaries (Note 28)	(23,874)	(20,117)	—	(43,991)
Adjustment on fair value for business combination	31,137	—	—	31,137
Foreign currency translation	37,239	428	5,476	43,143
Transfers	(58,041)	—	(11,382)	(69,423)
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Current	949,638	46,844	224,627	1,221,109
Non-current	10,289,687	71,295	845,639	11,206,621
	11,239,325	118,139	1,070,266	12,427,730

Schedule of litigations

	2022	2021
Second instance rulings unfavorable to the interests of Ecopetrol, related to public works contributions, for which they have a unified sentence and that could be subject to collection by the tax authority	223,439	203,160
CTEEP Regulatory Contingency: Billing Eletrobras – RBNI Corresponds to the collection action filed by Eletrobras against ISA CTEEP requesting the return of the value charged in excess by the company as part of the payment of the compensation resulting from the extension of Concession Contract No. 059/2001 under Law No. 12,783/201, relating to NI facilities (new investments) that had been transferred to the company by Eletrobras.	40,692	27,993
Tax contingency: Property and Urban Land Tax (IPTU) CTEEP: corresponds to processes related to the collection of Property Tax (IPTU) in several municipalities of the State of São Paulo and recognizes a provision to cover processes.	23,691	—
Unfavorable first instance ruling for Ecopetrol in the process of direct fixing for the damages associated with the hydrocarbon spill that occurred in Guaduas, Vereda Raizal and Cajón, in the property called “La Floresta” in May 2004.	14,245	—
Administrative processes of a sanctioning type issued by PRONATEL and OSIPTEL Internexa Peru: Procedure for failure to pay contributions during the years 2010 to 2022 for the usufruct contracts with Telefónica del Perú and associated fines.	11,675	—
Damages to third parties due to hydrocarbon easement in a building near the Cartagena Refinery.	11,019	11,019
Lost profits because of an open competition for the management of a set of assets transferred to a trust company.	5,774	5,774

Schedule of unrecorded contingent liabilities

	2022		2021
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Constitutional	122	642,057	86	1,336,966
Ordinary administrative	147	2,590,089	146	1,867,591
Labor	625	68,194	788	87,175
Civil	59	761,090	58	13,148
Penal	—	—	1	—
	953	4,061,430	1,079	3,304,880

Schedule of contingent assets

	2022		2021
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Ordinary administrative	87	687,332	62	217,550
Arbitration	—	—	1	78,600
Civil	211	30,717	188	23,258
Penal	98	2,453	72	55,385
Labor	406	15,696	185	4,714
Constitutional	10	—	4	—
	812	736,198	512	379,507